Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ (124,631)	$ (56,751)
Fuel and natural gas in storage	(21,140)	(43,642)
Supplies and consumables inventory	(24,088)	445
Income taxes recoverable	549	(3,025)
Prepaid expenses	(4,269)	(1,189)
Accounts payable	24,395	(33,399)
Accrued liabilities	127,076	31,845
Current income tax liability	(2,741)	4,363
Asset retirements and environmental obligations	(22,342)	(1,185)
Net regulatory assets and liabilities	(174,427)	(419,484)
Changes in non-cash operating items	$ (221,618)	$ (522,022)